UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2026—July 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Dividend Growth Fund Investor Shares - VDIGX

Energy Opportunities Fund Investor Shares - VGENX

Energy Opportunities Fund Admiral™ Shares - VGELX

Health Care Fund Investor Shares - VGHCX

Health Care Fund Admiral™ Shares - VGHAX

Dividend Appreciation Index Fund ETF Shares - VIG

Dividend Appreciation Index Fund Admiral™ Shares - VDADX

Vanguard Dividend Growth Fund

Investor Shares (VDIGX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$35,481
Number of Portfolio Holdings	70
Portfolio Turnover Rate	25%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communication Services	1.5%
Consumer Discretionary	7.7%
Consumer Staples	6.2%
Energy	2.7%
Financials	21.4%
Health Care	17.6%
Industrials	12.9%
Information Technology	24.7%
Materials	2.6%
Utilities	1.7%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR57

Vanguard Energy Opportunities Fund

Investor Shares (VGENX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about  Vanguard Energy Opportunities Fund (the "Fund") (formerly known as Vanguard Energy Fund) for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,311
Number of Portfolio Holdings	43
Portfolio Turnover Rate	8%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	2.8%
Europe	32.2%
North America	63.4%
South America	1.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR51

Vanguard Energy Opportunities Fund

Admiral™ Shares (VGELX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about  Vanguard Energy Opportunities Fund (the "Fund") (formerly known as Vanguard Energy Fund) for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,311
Number of Portfolio Holdings	43
Portfolio Turnover Rate	8%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	2.8%
Europe	32.2%
North America	63.4%
South America	1.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR551

Vanguard Health Care Fund

Investor Shares (VGHCX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,166
Number of Portfolio Holdings	97
Portfolio Turnover Rate	24%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	5.5%
Europe	18.2%
North America	74.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR52

Vanguard Health Care Fund

Admiral™ Shares (VGHAX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,166
Number of Portfolio Holdings	97
Portfolio Turnover Rate	24%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	5.5%
Europe	18.2%
North America	74.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR552

Vanguard Dividend Appreciation Index Fund

ETF Shares (VIG) NYSE Arca

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$130,900
Number of Portfolio Holdings	340
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Consumer Discretionary	4.2%
Consumer Staples	9.3%
Energy	3.3%
Financials	21.8%
Health Care	17.7%
Industrials	11.9%
Information Technology	25.3%
Materials	3.2%
Utilities	2.9%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR920

Vanguard Dividend Appreciation Index Fund

Admiral™ Shares (VDADX)

Semi-Annual Shareholder Report | July 31, 2026

This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$130,900
Number of Portfolio Holdings	340
Portfolio Turnover Rate	4%

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Consumer Discretionary	4.2%
Consumer Staples	9.3%
Energy	3.3%
Financials	21.8%
Health Care	17.7%
Industrials	11.9%
Information Technology	25.3%
Materials	3.2%
Utilities	2.9%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5702

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2026
Vanguard Dividend Growth Fund

Contents
Financial Statements	1

Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Communication Services (1.5%)
	Alphabet Inc. Class A	1,489,258	530,369
Consumer Discretionary (7.7%)
	Home Depot Inc.	2,636,912	875,349
	TJX Cos. Inc.	5,068,526	797,482
	McDonald's Corp.	1,514,980	410,014
	Marriott International Inc. Class A	1,006,301	375,179
	NIKE Inc. Class B	6,852,981	285,838
			2,743,862
Consumer Staples (6.2%)
	Coca-Cola Co.	7,303,254	639,692
	Unilever plc	7,058,887	449,140
	Procter & Gamble Co.	2,822,324	407,798
	PepsiCo Inc.	1,383,735	193,114
	Walmart Inc.	1,602,004	178,143
*	US Foods Holding Corp.	1,449,905	145,846
	Colgate-Palmolive Co.	1,345,935	122,884
	Kroger Co.	881,025	50,870
			2,187,487
Energy (2.7%)
	ExxonMobil Holdings Corp.	4,275,096	664,521
	TotalEnergies SE (XNYS) ADR	3,422,073	300,663
			965,184
Financials (21.4%)
	Mastercard Inc. Class A	2,466,952	1,413,810
	Visa Inc. Class A (XNYS)	3,355,458	1,228,534
	Blackrock Inc.	970,963	1,058,729
	Wells Fargo & Co.	11,550,584	998,548
	Marsh & McLennan Cos. Inc.	4,623,171	876,969
	Chubb Ltd.	2,121,141	743,842
	JPMorgan Chase & Co. (XNYS)	1,829,631	643,646
	S&P Global Inc.	816,479	336,332
	UBS Group AG (Registered)	5,740,784	303,444
			7,603,854
Health Care (17.6%)
	Eli Lilly & Co.	1,438,568	1,652,684
	Merck & Co. Inc.	7,319,240	952,965
	Stryker Corp.	2,235,827	728,209
	Danaher Corp.	3,526,208	687,540
	Johnson & Johnson	2,515,972	644,969
	Amgen Inc.	1,359,131	523,483
	Elevance Health Inc. (XNYS)	1,261,543	474,138
	Cardinal Health Inc.	1,476,901	339,732
	AbbVie Inc.	763,096	191,491
	AstraZeneca plc ADR	189,516	32,150
			6,227,361
Industrials (12.9%)
	Automatic Data Processing Inc.	3,198,960	852,395
	Northrop Grumman Corp.	1,162,288	630,518
	Trane Technologies plc	1,189,724	541,265
	AMETEK Inc.	2,009,236	485,652
	Honeywell International Inc.	1,976,001	480,267
	Canadian National Railway Co.	3,327,692	423,127
*	Honeywell Aerospace Inc.	1,976,001	408,519
	Caterpillar Inc. (XNYS)	434,270	353,848
	Deere & Co.	596,545	353,554
	Waste Management Inc.	77,639	17,589
	Rollins Inc.	399,038	15,152
1

Dividend Growth Fund
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	94,429	13,950
			4,575,836
Information Technology (24.7%)
	Broadcom Inc.	5,352,977	2,083,807
	Microsoft Corp.	4,415,608	2,052,021
	Apple Inc.	3,819,120	1,179,765
	Texas Instruments Inc.	3,834,345	1,057,282
	KLA Corp.	3,576,072	653,778
	Amphenol Corp. Class A	3,941,906	633,464
	International Business Machines Corp.	1,534,693	343,234
	QUALCOMM Inc.	2,053,830	303,166
	ASML Holding NV GDR (Registered)	142,807	232,633
	NVIDIA Corp.	1,112,425	223,319
			8,762,469
Materials (2.6%)
	Linde plc	1,711,385	818,692
*	Glencore plc	15,353,310	113,083
			931,775
Utilities (1.7%)
	American Water Works Co. Inc.	2,716,844	364,519
	Sempra	1,947,863	172,483
	Dominion Energy Inc.	774,751	53,590
			590,592
Total Common Stocks (Cost $20,022,285)			35,118,789
Temporary Cash Investments (1.1%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 3.718%	262	26
		Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $20,006, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 8/6/2026–11/15/2055, with a value of $20,400)	20,000	20,000
	Bank of America Securities, LLC 3.660%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $35,011, collateralized by U.S. Government Agency Obligations 3.000%–6.000%, 12/1/2040–4/1/2056, with a value of $35,700)	35,000	35,000
	Credit Agricole Securities 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $77,323, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–5.400%, 10/31/2026–8/15/2054, with a value of $78,846)	77,300	77,300
	JP Morgan Securities, LLC 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $55,017, collateralized by U.S. Treasury Obligations 4.625%, 6/15/2027, with a value of $56,100)	55,000	55,000
	Natixis SA 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $64,119, collateralized by U.S. Treasury and Government Agency Obligations 0.500%–4.875%, 12/31/2026–11/15/2055, with a value of $65,382)	64,100	64,100
	Nomura International plc 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $75,023, collateralized by U.S. Treasury Obligations 3.750%–4.250%, 7/31/2028–5/31/2031, with a value of $76,500)	75,000	75,000
	Societe Generale 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $75,723, collateralized by U.S. Treasury Obligations 3.375%–4.625%, 2/15/2040–8/15/2042, with a value of $77,214)	75,700	75,700
			402,100
Total Temporary Cash Investments (Cost $402,126)			402,126
Total Investments (100.1%) (Cost $20,424,411)			35,520,915
Other Assets and Liabilities—Net (-0.1%)			(40,139)
Net Assets (100%)			35,480,776
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Dividend Growth Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,424,385)	35,520,889
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	35,520,915
Investment in Vanguard	763
Cash	40
Foreign Currency, at Value (Cost $29)	29
Receivables for Investment Securities Sold	124,574
Receivables for Accrued Income	23,694
Receivables for Capital Shares Issued	3,185
Total Assets	35,673,200
Liabilities
Payables for Investment Securities Purchased	160,617
Payables to Investment Advisor	4,000
Payables for Capital Shares Redeemed	25,629
Payables to Vanguard	2,178
Total Liabilities	192,424
Net Assets	35,480,776
At July 31, 2026, net assets consisted of:

Paid-in Capital	16,999,515
Total Distributable Earnings (Loss)	18,481,261
Net Assets	35,480,776

Net Assets
Applicable to 1,112,031,391 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,480,776
Net Asset Value Per Share	$31.91

See accompanying Notes, which are an integral part of the Financial Statements.
3

Dividend Growth Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends[1]	272,431
Interest	7,619
Securities Lending—Net	1
Total Income	280,051
Expenses
Investment Advisory Fees—Note B
Basic Fee	24,265
Performance Adjustment	(15,674)
The Vanguard Group—Note C
Management and Administrative	24,242
Marketing and Distribution	977
Custodian Fees	119
Shareholders’ Reports	167
Trustees’ Fees and Expenses	9
Other Expenses	73
Total Expenses	34,178
Expenses Paid Indirectly	(44)
Net Expenses	34,134
Net Investment Income	245,917
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,404,368
Foreign Currencies	(155)
Realized Net Gain (Loss)	3,404,213
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,340,987)
Foreign Currencies	(81)
Change in Unrealized Appreciation (Depreciation)	(2,341,068)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,309,062

1	Dividends are net of foreign withholding taxes of $1,162.
2
Change in unrealized appreciation (depreciation) from an affiliated company of the fund was less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	245,917	685,976
Realized Net Gain (Loss)	3,404,213	8,742,302
Change in Unrealized Appreciation (Depreciation)	(2,341,068)	(6,632,028)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,309,062	2,796,250
Distributions
Total Distributions	(2,716,738)	(7,277,528)
Capital Share Transactions
Issued	542,862	2,455,621
Issued in Lieu of Cash Distributions	2,382,302	6,339,899
Redeemed	(6,376,040)	(14,399,407)
Net Increase (Decrease) from Capital Share Transactions	(3,450,876)	(5,603,887)
Total Increase (Decrease)	(4,858,552)	(10,085,165)
Net Assets
Beginning of Period	40,339,328	50,424,493
End of Period	35,480,776	40,339,328

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$33.16	$37.14	$37.76	$35.42	$37.85	$31.82
Investment Operations
Net Investment Income[1]	.209	.540	.658	.620	.596	.576
Net Realized and Unrealized Gain (Loss) on Investments	.863	1.769	3.053	2.573	(.893)	7.593
Total from Investment Operations	1.072	2.309	3.711	3.193	(.297)	8.169
Distributions
Dividends from Net Investment Income	(.239)	(.577)	(.679)	(.629)	(.590)	(.574)
Distributions from Realized Capital Gains	(2.083)	(5.712)	(3.652)	(.224)	(1.543)	(1.565)
Total Distributions	(2.322)	(6.289)	(4.331)	(.853)	(2.133)	(2.139)
Net Asset Value, End of Period	$31.91	$33.16	$37.14	$37.76	$35.42	$37.85
Total Return[2]	4.08%	6.58%	10.20%	9.11%	-0.76%	25.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,481	$40,339	$50,424	$52,553	$53,452	$54,186
Ratio of Total Expenses to Average Net Assets[3]	0.19%[4]	0.20%[4]	0.22%[5]	0.29%[5]	0.30%[5]	0.27%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.50%	1.68%	1.74%	1.68%	1.56%
Portfolio Turnover Rate	25%	40%	16%	9%	11%	15%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.09%), (0.07%), (0.05%), 0.02%, 0.03%, and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.19% and 0.20%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.22%, 0.29%, and 0.30%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective
7

Dividend Growth Fund
and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Wellington Management Company LLP provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index for the preceding three years. For the six months ended July 31, 2026, the investment advisory fee represented an effective annual basic basic rate of 0.13% of the fund’s average net assets, before a net decrease of $15,674,000 (0.09%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $763,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2026, these arrangements reduced the fund’s expenses by $44,000 (an annual rate of less than 0.01% of average net assets).
E.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,253,122	865,667	—	35,118,789
Temporary Cash Investments	26	402,100	—	402,126
Total	34,253,148	1,267,767	—	35,520,915
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,433,158
Gross Unrealized Appreciation	15,307,570
Gross Unrealized Depreciation	(219,813)
Net Unrealized Appreciation (Depreciation)	15,087,757
G.
During the six months ended July 31, 2026, the fund purchased $9,100,905,000 of investment securities and sold $14,633,924,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2026, such purchases were $0 and sales were $8,924,000, resulting in net realized loss of $149,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
8

Dividend Growth Fund
H.
Capital shares issued and redeemed were:

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	Shares (000)	Shares (000)
Issued	17,279	69,573
Issued in Lieu of Cash Distributions	83,196	189,599
Redeemed	(204,906)	(400,538)
Net Increase (Decrease) in Shares Outstanding	(104,431)	(141,366)
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q572 092026
9

Financial Statements
For the six-months ended July 31, 2026
Vanguard Energy Opportunities Fund
(formerly Vanguard Energy Fund)

Contents
Financial Statements	1

Energy Opportunities Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Brazil (1.1%)
	Petroleo Brasileiro SA - Petrobras	8,559,325	82,805
Canada (0.5%)
	Cameco Corp.	453,660	39,187
France (11.8%)
	Engie SA (XPAR)	11,289,219	351,897
	TotalEnergies SE (TQEX)	3,597,462	317,154
	TotalEnergies SE (XNYS) ADR	2,202,526	193,514
			862,565
Germany (2.2%)
	E.ON SE	7,573,211	163,152
India (1.7%)
	Reliance Industries Ltd.	5,458,905	74,740
	Power Grid Corp. of India Ltd.	17,220,012	51,260
			126,000
Italy (4.0%)
	Enel SpA	15,448,382	174,465
	Tenaris SA ADR	1,720,815	98,654
	Tenaris SA	681,309	19,547
			292,666
Japan (1.1%)
	Kansai Electric Power Co. Inc.	5,108,178	77,361
Norway (1.4%)
	Equinor ASA	1,944,139	79,808
	Equinor ASA ADR	622,430	25,582
			105,390
Russia (0.0%)
*,1	LUKOIL PJSC ADR	1,423,477	—
Spain (1.5%)
	Iberdrola SA	4,437,206	105,399
United Kingdom (11.3%)
	Shell plc (XLON)	8,086,763	370,145
	National Grid plc	12,784,719	204,630
	SSE plc	5,389,181	170,263
*	Glencore plc	11,089,583	81,679
			826,717
United States (62.9%)
	ExxonMobil Holdings Corp.	4,196,279	652,270
	Chevron Corp.	1,548,721	304,835
	Targa Resources Corp.	1,120,381	302,917
	Shell plc ADR	3,149,741	289,713
	Williams Cos. Inc.	3,773,636	269,966
	Dominion Energy Inc.	3,773,885	261,040
	Sempra	2,916,432	258,250
	Devon Energy Corp.	5,510,351	248,682
	Diamondback Energy Inc.	1,209,971	245,564
	American Electric Power Co. Inc.	1,754,930	224,368
	Duke Energy Corp.	1,771,348	222,180
	Southern Co.	2,316,559	219,007
	Marathon Petroleum Corp.	674,008	213,303
	Phillips 66	960,443	203,307
	NextEra Energy Inc.	2,146,224	186,550
	Cheniere Energy Inc.	576,887	152,050
1

Energy Opportunities Fund
		Shares	Market Value• ($000)
	Atmos Energy Corp.	680,974	117,659
	Exelon Corp.	2,515,096	115,242
	Constellation Energy Corp.	194,178	51,020
	Vistra Corp.	293,794	43,537
	CMS Energy Corp.	188,376	13,561
			4,595,021
Total Common Stocks (Cost $4,699,425)			7,276,263
Temporary Cash Investments (0.5%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund, 3.718%	596	59
		Face Amount ($000)
Repurchase Agreement (0.5%)
	NatWest Markets plc, 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $36,611, collateralized by U.S. Treasury Obligations 3.500%, 10/31/2027, with a value of $37,332)	36,600	36,600
Total Temporary Cash Investments (Cost $36,659)			36,659
Total Investments (100.0%) (Cost $4,736,084)			7,312,922
Other Assets and Liabilities—Net (0.0%)			(2,362)
Net Assets (100%)			7,310,560
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Energy Opportunities Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,736,025)	7,312,863
Affiliated Issuers (Cost $59)	59
Total Investments in Securities	7,312,922
Investment in Vanguard	148
Cash	3
Foreign Currency, at Value (Cost $1,310)	1,324
Receivables for Accrued Income	7,222
Receivables for Capital Shares Issued	3,031
Other Assets	32
Total Assets	7,324,682
Liabilities
Payables to Investment Advisor	3,453
Payables for Capital Shares Redeemed	4,094
Payables to Vanguard	813
Deferred Foreign Capital Gains Taxes	5,762
Total Liabilities	14,122
Net Assets	7,310,560
At July 31, 2026, net assets consisted of:

Paid-in Capital	4,496,312
Total Distributable Earnings (Loss)	2,814,248
Net Assets	7,310,560

Investor Shares—Net Assets
Applicable to 32,627,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,939,692
Net Asset Value Per Share—Investor Shares	$59.45

Admiral™ Shares—Net Assets
Applicable to 48,137,874 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,370,868
Net Asset Value Per Share—Admiral Shares	$111.57

See accompanying Notes, which are an integral part of the Financial Statements.
3

Energy Opportunities Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends[1]	128,115
Interest	1,045
Securities Lending—Net	11
Total Income	129,171
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,420
Performance Adjustment	1,506
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,321
Management and Administrative—Admiral Shares	3,942
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	103
Custodian Fees	43
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	20
Trustees’ Fees and Expenses	2
Other Expenses	198
Total Expenses	13,649
Expenses Paid Indirectly	(15)
Net Expenses	13,634
Net Investment Income	115,537
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	133,569
Foreign Currencies	(117)
Realized Net Gain (Loss)	133,452
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	689,305
Foreign Currencies	(205)
Change in Unrealized Appreciation (Depreciation)	689,100
Net Increase (Decrease) in Net Assets Resulting from Operations	938,089

1	Dividends are net of foreign withholding taxes of $2,945.
2
Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($1) and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Realized gain (loss) is net of foreign capital gain taxes of $177.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($568).

See accompanying Notes, which are an integral part of the Financial Statements.
4

Energy Opportunities Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,537	205,123
Realized Net Gain (Loss)	133,452	320,986
Change in Unrealized Appreciation (Depreciation)	689,100	945,471
Net Increase (Decrease) in Net Assets Resulting from Operations	938,089	1,471,580
Distributions
Investor Shares	(68,132)	(81,652)
Admiral Shares	(159,215)	(199,527)
Total Distributions	(227,347)	(281,179)
Capital Share Transactions
Investor Shares	(214,782)	(228,060)
Admiral Shares	183,693	86,706
Net Increase (Decrease) from Capital Share Transactions	(31,089)	(141,354)
Total Increase (Decrease)	679,653	1,049,047
Net Assets
Beginning of Period	6,630,907	5,581,860
End of Period	7,310,560	6,630,907

See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Opportunities Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$53.66	$44.04	$45.21	$46.43	$41.64	$31.66
Investment Operations
Net Investment Income[1]	.908	1.646	1.771	1.878	2.099	1.364
Net Realized and Unrealized Gain (Loss) on Investments	6.704	10.310	5.270	.080	4.807	10.019
Total from Investment Operations	7.612	11.956	7.041	1.958	6.906	11.383
Distributions
Dividends from Net Investment Income	—	(1.689)	(1.685)	(1.952)	(2.116)	(1.403)
Distributions from Realized Capital Gains	(1.822)	(.647)	(6.526)	(1.226)	—	—
Total Distributions	(1.822)	(2.336)	(8.211)	(3.178)	(2.116)	(1.403)
Net Asset Value, End of Period	$59.45	$53.66	$44.04	$45.21	$46.43	$41.64
Total Return[2]	14.17%	27.60%	16.24%	4.00%	16.72%	36.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,940	$1,954	$1,815	$1,775	$1,950	$1,771
Ratio of Total Expenses to Average Net Assets[3]	0.44%[4]	0.45%[4]	0.45%[5]	0.44%[5]	0.46%[5]	0.41%
Ratio of Net Investment Income to Average Net Assets	3.13%	3.41%	3.62%	4.02%	4.70%	3.68%
Portfolio Turnover Rate	8%	19%	36%	29%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.05%, 0.05%, 0.05%, 0.06%, and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.44% and 0.45%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.45%, 0.44% and 0.46% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Opportunities Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$100.66	$82.62	$84.83	$87.12	$78.12	$59.39
Investment Operations
Net Investment Income[1]	1.750	3.156	3.392	3.599	4.014	2.615
Net Realized and Unrealized Gain (Loss) on Investments	12.579	19.345	9.886	.145	9.026	18.794
Total from Investment Operations	14.329	22.501	13.278	3.744	13.040	21.409
Distributions
Dividends from Net Investment Income	—	(3.246)	(3.238)	(3.733)	(4.040)	(2.679)
Distributions from Realized Capital Gains	(3.419)	(1.215)	(12.250)	(2.301)	—	—
Total Distributions	(3.419)	(4.461)	(15.488)	(6.034)	(4.040)	(2.679)
Net Asset Value, End of Period	$111.57	$100.66	$82.62	$84.83	$87.12	$78.12
Total Return[2]	14.22%	27.70%	16.33%	4.09%	16.83%	36.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,371	$4,677	$3,767	$3,625	$4,176	$3,608
Ratio of Total Expenses to Average Net Assets[3]	0.36%[4]	0.37%[4]	0.37%[5]	0.36%[5]	0.38%[5]	0.33%
Ratio of Net Investment Income to Average Net Assets	3.22%	3.48%	3.69%	4.11%	4.78%	3.76%
Portfolio Turnover Rate	8%	19%	36%	29%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.05%, 0.05%, 0.05%, 0.06%, and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.36% and 0.37%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.36%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Opportunities Fund
Notes to Financial Statements
Vanguard Energy Opportunities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In February 2026, the board of trustees approved changing the fund’s name to Vanguard Energy Opportunities Fund to better reflect its existing investment strategy, which became effective in May 2026.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and
8

Energy Opportunities Fund
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Wellington Management Company LLP provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy + Utilities Index for the preceding three years. For the six months ended July 31, 2026, the investment advisory fee paid represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $1,506,000 (0.04%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $148,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2026, these arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
E.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,717,013	—	—	4,717,013
Common Stocks—Other	317,750	2,241,500	—	2,559,250
Temporary Cash Investments	59	36,600	—	36,659
Total	5,034,822	2,278,100	—	7,312,922
9

Energy Opportunities Fund
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,740,542
Gross Unrealized Appreciation	2,666,654
Gross Unrealized Depreciation	(94,274)
Net Unrealized Appreciation (Depreciation)	2,572,380
G.
During the six months ended July 31, 2026, the fund purchased $567,188,000 of investment securities and sold $672,862,000 of investment securities, other than temporary cash investments.
H.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	230,111	3,946	245,956	5,073
Issued in Lieu of Cash Distributions	63,230	1,058	75,412	1,526
Redeemed	(508,123)	(8,800)	(549,428)	(11,379)
Net Increase (Decrease)—Investor Shares	(214,782)	(3,796)	(228,060)	(4,780)
Admiral Shares
Issued	597,929	5,506	598,680	6,585
Issued in Lieu of Cash Distributions	143,354	1,279	178,110	1,921
Redeemed	(557,590)	(5,106)	(690,084)	(7,644)
Net Increase (Decrease)—Admiral Shares	183,693	1,679	86,706	862
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q512 092026
10

Financial Statements
For the six-months ended July 31, 2026
Vanguard Health Care Fund

Contents
Financial Statements	1

Health Care Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Belgium (3.4%)
	UCB SA	2,513,004	645,046
*	Argenx SE	749,701	642,117
			1,287,163
China (0.8%)
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	9,939,973	72,450
*	Zai Lab Ltd.	36,431,700	66,385
*,1	GenFleet Therapeutics Shanghai Inc. Class H	18,491,938	65,325
*	Duality Biotherapeutics Inc.	2,771,377	64,436
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	33,001
			301,597
Denmark (2.2%)
*	Genmab A/S	1,278,865	368,107
*	Ascendis Pharma A/S	1,099,854	268,265
	Novo Nordisk A/S Class B	4,140,939	195,873
			832,245
Japan (4.7%)
	Shionogi & Co. Ltd.	21,427,449	387,436
	Otsuka Holdings Co. Ltd.	5,423,000	376,028
	Daiichi Sankyo Co. Ltd.	22,675,166	366,465
	Chugai Pharmaceutical Co. Ltd.	8,264,744	358,618
	Eisai Co. Ltd.	7,339,417	220,644
	M3 Inc.	9,451,653	105,888
			1,815,079
Netherlands (0.1%)
*	Pharvaris NV	1,165,414	38,016
Switzerland (4.5%)
	Novartis AG (Registered)	4,658,547	728,558
	Galderma Group AG	2,410,425	524,536
	Roche Holding AG	1,029,839	450,135
			1,703,229
United Kingdom (8.0%)
	AstraZeneca plc	10,300,505	1,752,222
	GSK plc	44,047,406	1,145,358
*,1	Immunocore Holdings plc ADR	4,246,274	143,567
			3,041,147
United States (74.1%)
	Eli Lilly & Co.	2,861,509	3,287,416
	Merck & Co. Inc.	15,657,269	2,038,576
	Johnson & Johnson	7,191,566	1,843,558
	UnitedHealth Group Inc.	3,730,515	1,545,925
*	Edwards Lifesciences Corp.	11,357,910	977,575
*	Intuitive Surgical Inc.	2,725,449	962,983
	CVS Health Corp.	9,210,092	961,810
	Cencora Inc.	3,033,825	944,551
*	Vertex Pharmaceuticals Inc.	1,890,142	901,787
	AbbVie Inc.	3,506,192	879,844
	Danaher Corp.	4,275,150	833,569
	Regeneron Pharmaceuticals Inc.	1,072,221	817,708
	Elevance Health Inc. (XNYS)	1,858,361	698,446
	HCA Healthcare Inc.	1,594,006	641,731
*	Boston Scientific Corp.	13,314,532	622,188
	Agilent Technologies Inc.	4,119,810	570,058
*	Biogen Inc.	2,745,486	557,196
*	Alnylam Pharmaceuticals Inc.	2,136,580	439,110
*	Dexcom Inc.	5,155,320	430,211
	Cardinal Health Inc.	1,736,348	399,412
1

Health Care Fund
		Shares	Market Value• ($000)
	Abbott Laboratories	3,719,444	393,145
*	Centene Corp.	6,149,030	382,593
	Amgen Inc.	984,663	379,253
*	Revolution Medicines Inc.	1,988,729	372,946
*	United Therapeutics Corp.	719,385	372,433
	Medtronic plc	4,228,128	361,040
	Stryker Corp.	1,087,087	354,064
*	Ionis Pharmaceuticals Inc.	6,212,640	321,628
*	Incyte Corp.	2,386,201	285,199
	Thermo Fisher Scientific Inc.	458,983	263,594
*	Madrigal Pharmaceuticals Inc.	563,117	263,156
*	Cytokinetics Inc.	3,341,262	257,712
*	Bridgebio Pharma Inc.	3,162,851	253,313
	STERIS plc	1,100,961	251,460
	QIAGEN NV	6,045,368	250,278
*	CG oncology Inc.	2,860,428	203,634
	Bristol-Myers Squibb Co.	3,063,693	200,090
*	PTC Therapeutics Inc.	2,865,974	194,915
*	Kymera Therapeutics Inc.	1,796,469	185,755
*	Scholar Rock Holding Corp.	3,859,866	182,552
*	Protagonist Therapeutics Inc.	1,243,618	169,928
*	Dianthus Therapeutics Inc.	1,503,955	160,803
*	Structure Therapeutics Inc. ADR	3,278,237	157,487
*	ICON plc	933,744	152,728
*	Option Care Health Inc.	6,456,359	148,690
*,1	HeartFlow Inc.	5,795,579	146,222
*	Celldex Therapeutics Inc.	3,783,994	144,019
	Encompass Health Corp.	1,252,498	139,115
*	Moderna Inc.	2,345,644	128,588
*	Vaxcyte Inc.	2,340,735	126,587
*	Alignment Healthcare Inc.	8,232,279	122,249
*,1	Inspire Medical Systems Inc.	2,093,826	105,131
*	Arcus Biosciences Inc.	3,445,827	97,138
*,2	Zenas Biopharma Inc.	2,937,055	92,341
*	Immunome Inc.	3,703,461	84,291
*	Dyne Therapeutics Inc.	2,808,140	70,709
*	Stoke Therapeutics Inc.	2,260,550	65,239
*,2	Kailera Therapeutics Inc.	2,191,928	37,131
*,2	Aktis Oncology Inc.	1,462,244	32,272
*	Definium Therapeutics Inc.	740,600	32,231
			28,295,313
Total Common Stocks (Cost $22,967,911)			37,313,789
Temporary Cash Investments (2.3%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.718%	546,991	54,694
		Face Amount ($000)
Repurchase Agreements (2.2%)
	Bank of America Securities, LLC, 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $15,005, collateralized by U.S. Treasury Obligations 1.750%–2.750%, 8/15/2041–8/15/2051, with a value of $15,300)	15,000	15,000
	Bank of America Securities, LLC, 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $18,906, collateralized by U.S. Government Agency Obligations 3.000%–5.084%, 11/1/2046–8/1/2056, with a value of $19,278)	18,900	18,900
	Bank of America Securities, LLC, 3.660%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $40,012, collateralized by U.S. Government Agency Obligations 2.000%–6.000%, 10/1/2026–7/1/2056, with a value of $40,800)	40,000	40,000
	Bank of Nova Scotia, 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $63,319, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/15/2026–8/15/2043, with a value of $64,586)	63,300	63,300
	Barclays Capital Inc., 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $59,118, collateralized by U.S. Treasury Obligations 3.750%, 6/30/2030, with a value of $60,282)	59,100	59,100
	BNP Paribas Securities Corp., 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $82,425, collateralized by U.S. Treasury Obligations 1.125%–4.625%, 1/31/2027–11/15/2055, with a value of $84,048)	82,400	82,400
2

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp., 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $60,618, collateralized by U.S. Government Agency Obligations 1.820%–7.000%, 3/1/2029–6/1/2056, with a value of $61,812)	60,600	60,600
HSBC Bank USA, 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $122,737, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 7/31/2028–2/15/2043, with a value of $125,154)	122,700	122,700
HSBC Bank USA, 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $78,524, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 2/1/2034–6/1/2056, with a value of $80,070)	78,500	78,500
JP Morgan Securities, LLC, 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $55,017, collateralized by U.S. Treasury Obligations 0.000%, 10/1/2026, with a value of $56,100)	55,000	55,000
Natixis SA, 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $149,845, collateralized by U.S. Treasury and Government Agency Obligations 0.375%–6.250%, 1/31/2027–2/15/2055, with a value of $152,796)	149,800	149,800
Nomura International plc, 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $500, collateralized by U.S. Treasury Obligations 0.000%, 12/31/2026, with a value of $511)	500	500
Nomura International plc, 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $85,026, collateralized by U.S. Treasury Obligations 1.625%–4.625%, 3/31/2029–5/15/2031, with a value of $86,700)	85,000	85,000
		830,800
Total Temporary Cash Investments (Cost $885,493)		885,494
Total Investments (100.1%) (Cost $23,853,404)		38,199,283
Other Assets and Liabilities—Net (-0.1%)		(33,257)
Net Assets (100%)		38,166,026
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,202.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $54,641 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Health Care Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,201,321)	37,684,344
Affiliated Issuers (Cost $652,083)	514,939
Total Investments in Securities	38,199,283
Investment in Vanguard	831
Cash	48
Foreign Currency, at Value (Cost $2,775)	2,945
Receivables for Investment Securities Sold	102,251
Receivables for Accrued Income	114,621
Receivables for Capital Shares Issued	1,859
Other Assets	45
Total Assets	38,421,883
Liabilities
Payables for Investment Securities Purchased	174,903
Collateral for Securities on Loan	54,641
Payables to Investment Advisor	13,722
Payables for Capital Shares Redeemed	10,257
Payables to Vanguard	2,334
Total Liabilities	255,857
Net Assets	38,166,026
1 Includes $53,202 of securities on loan.
At July 31, 2026, net assets consisted of:

Paid-in Capital	21,283,210
Total Distributable Earnings (Loss)	16,882,816
Net Assets	38,166,026

Investor Shares—Net Assets
Applicable to 26,330,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,348,633
Net Asset Value Per Share—Investor Shares	$203.13

Admiral™ Shares—Net Assets
Applicable to 383,131,007 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,817,393
Net Asset Value Per Share—Admiral Shares	$85.66

See accompanying Notes, which are an integral part of the Financial Statements.
4

Health Care Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	247,103
Interest—Unaffiliated Issuers	11,460
Securities Lending—Net	126
Total Income	258,689
Expenses
Investment Advisory Fees—Note B
Basic Fee	27,497
Performance Adjustment	1,498
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,878
Management and Administrative—Admiral Shares	20,143
Marketing and Distribution—Investor Shares	137
Marketing and Distribution—Admiral Shares	426
Custodian Fees	217
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—Admiral Shares	63
Trustees’ Fees and Expenses	9
Other Expenses	129
Total Expenses	55,057
Expenses Paid Indirectly	(10)
Net Expenses	55,047
Net Investment Income	203,642
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	2,351,725
Investment Securities Sold—Affiliated Issuers	37,673
Foreign Currencies	(1,214)
Realized Net Gain (Loss)	2,388,184
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,615,938)
Investment Securities—Affiliated Issuers	249,313
Foreign Currencies	(3,844)
Change in Unrealized Appreciation (Depreciation)	(1,370,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,221,357

1	Dividends are net of foreign withholding taxes of $8,894.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Health Care Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	203,642	450,050
Realized Net Gain (Loss)	2,388,184	2,133,114
Change in Unrealized Appreciation (Depreciation)	(1,370,469)	1,258,174
Net Increase (Decrease) in Net Assets Resulting from Operations	1,221,357	3,841,338
Distributions
Investor Shares	(211,056)	(261,878)
Admiral Shares	(1,241,675)	(1,510,572)
Total Distributions	(1,452,731)	(1,772,450)
Capital Share Transactions
Investor Shares	(351,353)	(964,124)
Admiral Shares	(515,065)	(3,747,907)
Net Increase (Decrease) from Capital Share Transactions	(866,418)	(4,712,031)
Total Increase (Decrease)	(1,097,792)	(2,643,143)
Net Assets
Beginning of Period	39,263,818	41,906,961
End of Period	38,166,026	39,263,818

See accompanying Notes, which are an integral part of the Financial Statements.
6

Health Care Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$204.68	$192.16	$210.61	$212.59	$210.54	$218.60
Investment Operations
Net Investment Income[1]	1.019	2.125	1.733	1.789	1.654	1.869
Net Realized and Unrealized Gain (Loss) on Investments	5.089	19.194	3.617	11.217	11.988	8.949
Total from Investment Operations	6.108	21.319	5.350	13.006	13.642	10.818
Distributions
Dividends from Net Investment Income	(.136)	(2.117)	(1.809)	(1.751)	(1.659)	(1.951)
Distributions from Realized Capital Gains	(7.522)	(6.682)	(21.991)	(13.235)	(9.933)	(16.927)
Total Distributions	(7.658)	(8.799)	(23.800)	(14.986)	(11.592)	(18.878)
Net Asset Value, End of Period	$203.13	$204.68	$192.16	$210.61	$212.59	$210.54
Total Return[2]	3.35%	11.39%	2.96%	6.43%	6.57%	4.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,349	$5,749	$6,428	$7,297	$7,496	$7,493
Ratio of Total Expenses to Average Net Assets[3]	0.34%[4]	0.33%[4]	0.37%[5]	0.35%[5]	0.34%[5]	0.30%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.15%	0.81%	0.86%	0.80%	0.82%
Portfolio Turnover Rate	24%	47%	29%	16%	19%	15%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, (0.01%), 0.04%, 0.02%, 0.00%, and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%, and 0.33% respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.35% and 0.34% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$86.30	$81.02	$88.81	$89.64	$88.77	$92.17
Investment Operations
Net Investment Income[1]	.453	.940	.772	.796	.750	.830
Net Realized and Unrealized Gain (Loss) on Investments	2.150	8.099	1.523	4.738	5.052	3.780
Total from Investment Operations	2.603	9.039	2.295	5.534	5.802	4.610
Distributions
Dividends from Net Investment Income	(.072)	(.941)	(.810)	(.782)	(.743)	(.870)
Distributions from Realized Capital Gains	(3.171)	(2.818)	(9.275)	(5.582)	(4.189)	(7.140)
Total Distributions	(3.243)	(3.759)	(10.085)	(6.364)	(4.932)	(8.010)
Net Asset Value, End of Period	$85.66	$86.30	$81.02	$88.81	$89.64	$88.77
Total Return[2]	3.38%	11.46%	3.01%	6.48%	6.63%	4.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,817	$33,515	$35,479	$38,997	$39,981	$39,934
Ratio of Total Expenses to Average Net Assets[3]	0.28%[4]	0.27%[4]	0.32%[5]	0.30%[5]	0.29%[5]	0.25%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.20%	0.85%	0.90%	0.86%	0.86%
Portfolio Turnover Rate	24%	47%	29%	16%	19%	15%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, (0.01%), 0.04%, 0.02%, 0.00%, and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.28%, and 0.27% respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.32%, 0.30%, and 0.29% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
9

Health Care Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Wellington Management Company LLP provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health
Care Index for the preceding three years. For the six months ended July 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $1,498,000 (0.01%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $831,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2026, these arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
E.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	28,295,313	—	—	28,295,313
Common Stocks—Other	449,848	8,568,628	—	9,018,476
Temporary Cash Investments	54,694	830,800	—	885,494
Total	28,799,855	9,399,428	—	38,199,283
10

Health Care Fund
F.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,032,707
Gross Unrealized Appreciation	15,117,326
Gross Unrealized Depreciation	(950,750)
Net Unrealized Appreciation (Depreciation)	14,166,576
G.
During the six months ended July 31, 2026, the fund purchased $8,801,804,000 of investment securities and sold $10,795,063,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2026, such purchases were $20,274,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	72,802	368	263,438	1,377
Issued in Lieu of Cash Distributions	198,557	1,074	246,441	1,274
Redeemed	(622,712)	(3,199)	(1,474,003)	(8,017)
Net Increase (Decrease)—Investor Shares	(351,353)	(1,757)	(964,124)	(5,366)
Admiral Shares
Issued	348,487	4,280	667,798	8,521
Issued in Lieu of Cash Distributions	1,071,689	13,755	1,309,382	16,039
Redeemed	(1,935,241)	(23,267)	(5,725,087)	(74,113)
Net Increase (Decrease)—Admiral Shares	(515,065)	(5,232)	(3,747,907)	(49,553)
I.
Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2026 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
Acadia Healthcare Co. Inc.	118,483	—	241,515	(141,271)	264,303	—	—	—
Apellis Pharmaceuticals Inc.	172,343	18,957	350,318	171,666	(12,648)	—	—	—
Celldex Therapeutics Inc.	117,212	2,428	36,000	9,127	51,252	—	—	NA1
GenFleet Therapeutics Shanghai Inc. Class H	NA2	60,436	—	—	(2,904)	—	—	65,325
HeartFlow Inc.	NA2	116,431	17,559	(1,848)	(18,205)	—	—	146,222
Immunocore Holdings plc ADR	119,062	18,716	—	—	5,789	—	—	143,567
Inspire Medical Systems Inc.	NA2	60,500	—	—	(38,274)	—	—	105,131
Vanguard Market Liquidity Fund	58,780	NA3	NA3	(1)	—	—	—	54,694
Total	585,880	277,468	645,392	37,673	249,313	—	—	514,939

1	Not applicable—at July 31, 2026, the issuer was not an affiliated company of the fund.
2	Not applicable—at January 31, 2026, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
J.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
11

Health Care Fund
K.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q522 092026
12

Financial Statements
For the six-months ended July 31, 2026
Vanguard Dividend Appreciation Index Fund

Contents
Financial Statements	1

Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.6%)
Consumer Discretionary (4.2%)
Home Depot Inc.	5,635,483	1,870,755
McDonald's Corp.	4,020,007	1,087,975
Starbucks Corp.	6,448,365	678,690
Lowe's Cos. Inc.	3,168,810	658,510
NIKE Inc. Class B	6,786,699	283,073
DR Horton Inc.	1,492,167	213,469
Williams-Sonoma Inc.	666,181	152,329
Tractor Supply Co.	2,967,328	91,305
Dick's Sporting Goods Inc.	372,736	73,023
Service Corp. International	780,632	67,283
Domino's Pizza Inc.	173,140	60,156
Lithia Motors Inc.	129,037	49,733
Pool Corp.	181,450	33,697
Churchill Downs Inc.	374,632	31,581
Brunswick Corp.	367,639	29,044
Graham Holdings Co. Class B	18,918	22,769
Thor Industries Inc.	297,629	22,313
Dillard's Inc. Class A	17,106	10,064
Shoe Station Group Inc.	101,061	1,536
		5,437,305
Consumer Staples (9.3%)
Walmart Inc.	24,804,699	2,758,282
Costco Wholesale Corp.	2,510,169	2,389,405
Coca-Cola Co.	21,908,953	1,919,005
Procter & Gamble Co.	13,175,110	1,903,672
PepsiCo Inc.	7,733,128	1,079,235
Mondelez International Inc. Class A	7,262,857	452,549
Colgate-Palmolive Co.	4,527,448	413,356
Sysco Corp.	2,705,553	230,621
Archer-Daniels-Midland Co.	2,726,900	216,161
Casey's General Stores Inc.	209,118	182,142
Church & Dwight Co. Inc.	1,340,643	132,469
Kroger Co.	2,209,425	127,572
Constellation Brands Inc. Class A	789,072	102,761
Tyson Foods Inc. Class A	1,596,232	92,518
McCormick & Co. Inc.	1,437,065	73,147
Ingredion Inc.	356,787	35,486
Brown-Forman Corp. Class B	1,020,870	29,330
WD-40 Co.	76,102	17,286
Andersons Inc.	190,829	13,507
Marzetti Co.	114,776	12,266
Brown-Forman Corp. Class A	246,899	7,214
Oil-Dri Corp. of America	57,966	5,751
Tootsie Roll Industries Inc.	114,541	4,469
		12,198,204
Energy (3.3%)
ExxonMobil Holdings Corp.	23,451,892	3,645,362
Phillips 66	2,268,474	480,191
Texas Pacific Land Corp.	327,812	131,970
DT Midstream Inc.	577,186	79,652
		4,337,175
Financials (21.8%)
JPMorgan Chase & Co. (XNYS)	15,160,531	5,333,323
Visa Inc. Class A (XNYS)	8,745,550	3,202,008
Mastercard Inc. Class A	4,565,250	2,616,345
Bank of America Corp. (XNYS)	36,939,952	2,288,430
Goldman Sachs Group Inc. (XNYS)	1,587,953	1,617,140
Morgan Stanley	6,782,381	1,427,149

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Blackrock Inc.	816,820	890,652
Chubb Ltd.	2,040,872	715,693
S&P Global Inc.	1,715,485	706,660
Bank of New York Mellon Corp.	3,883,487	607,105
CME Group Inc.	2,050,196	549,022
PNC Financial Services Group Inc.	2,193,847	548,177
Marsh & McLennan Cos. Inc.	2,725,977	517,091
Intercontinental Exchange Inc.	3,199,633	487,880
Travelers Cos. Inc.	1,203,132	450,404
Aon plc Class A (XNYS)	1,208,405	435,690
Moody's Corp.	850,062	406,653
Allstate Corp.	1,456,479	384,627
Arthur J Gallagher & Co.	1,453,523	362,538
Aflac Inc.	2,591,821	330,405
MetLife Inc.	3,058,044	293,970
Fifth Third Bancorp	5,127,894	289,726
State Street Corp.	1,565,937	288,383
Ameriprise Financial Inc.	508,629	277,630
Nasdaq Inc.	2,527,847	238,098
MSCI Inc.	411,900	235,706
Hartford Insurance Group Inc.	1,551,020	220,105
Cboe Global Markets Inc.	592,127	183,696
Raymond James Financial Inc.	932,874	164,167
Cincinnati Financial Corp.	875,211	155,507
Principal Financial Group Inc.	1,112,190	126,456
W R Berkley Corp.	1,664,001	120,707
Brown & Brown Inc.	1,649,263	116,108
Reinsurance Group of America Inc.	370,668	87,793
Globe Life Inc.	439,309	80,064
Assurant Inc.	280,342	78,269
RenaissanceRe Holdings Ltd.	241,217	77,185
Unum Group	831,683	71,616
Evercore Inc. Class A	218,860	70,158
Jack Henry & Associates Inc.	402,008	61,925
Wintrust Financial Corp.	381,626	60,885
Cullen / Frost Bankers Inc.	355,312	59,103
UMB Financial Corp.	404,099	58,889
Southstate Bank Corp.	552,625	58,075
Zions Bancorp NA	832,263	58,009
Primerica Inc.	176,436	56,452
American Financial Group Inc.	390,182	55,297
Old Republic International Corp.	1,267,785	54,781
FactSet Research Systems Inc.	206,121	54,251
SEI Investments Co.	517,183	53,259
Prosperity Bancshares Inc.	666,613	49,909
Hanover Insurance Group Inc.	197,954	46,050
Commerce Bancshares Inc.	767,095	45,466
First American Financial Corp.	576,542	43,235
Houlihan Lokey Inc.	306,771	38,497
Erie Indemnity Co. Class A	143,742	34,791
Home BancShares Inc.	1,059,885	32,931
MarketAxess Holdings Inc.	201,100	32,638
Selective Insurance Group Inc.	338,745	32,110
RLI Corp.	520,201	31,857
CNO Financial Group Inc.	528,197	29,098
First Financial Bankshares Inc.	737,806	25,926
ServisFirst Bancshares Inc.	284,568	25,469
Morningstar Inc.	124,816	24,036
United Community Banks Inc.	677,281	24,003
International Bancshares Corp.	306,121	23,430
Independent Bank Corp. (XNGS)	273,463	22,924
Assured Guaranty Ltd.	235,439	19,475
Community Financial System Inc.	297,416	19,275
Towne Bank	486,216	18,432
BOK Financial Corp.	120,354	17,005
NBT Bancorp Inc.	294,165	15,488
First Merchants Corp.	349,576	15,081
Enterprise Financial Services Corp.	206,927	13,721
BancFirst Corp.	117,777	13,288
Stock Yards Bancorp Inc.	155,250	13,212

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Horace Mann Educators Corp.	228,394	11,902
	City Holding Co.	79,812	11,581
	National Bank Holdings Corp. Class A	253,337	10,942
	German American Bancorp Inc.	212,453	10,810
	Nelnet Inc. Class A	78,760	10,701
	TriCo Bancshares	180,486	10,385
	1st Source Corp.	102,098	9,162
	Lakeland Financial Corp.	140,911	8,828
	Bank First Corp.	57,458	8,776
	Westamerica BanCorp	132,844	7,991
	First Mid Bancshares Inc.	136,991	7,136
	Mercantile Bank Corp.	97,713	5,871
	Republic Bancorp Inc. Class A	54,402	5,415
	First Community Bankshares Inc.	106,753	5,094
	Independent Bank Corp.	116,599	4,454
	Capital City Bank Group Inc.	78,306	4,062
	Southern Missouri Bancorp Inc.	52,346	4,052
	Cass Information Systems Inc.	64,752	3,621
	Civista Bancshares Inc.	117,595	3,417
	Northrim BanCorp Inc.	125,912	3,338
	First Business Financial Services Inc.	47,305	3,321
	Home Bancorp Inc.	39,080	2,788
	Unity Bancorp Inc.	37,513	2,209
	Investar Holding Corp.	68,648	2,068
			28,548,533
Health Care (17.7%)
	Eli Lilly & Co.	4,475,796	5,141,974
	Johnson & Johnson	13,619,903	3,491,462
	AbbVie Inc.	9,996,424	2,508,503
	UnitedHealth Group Inc.	5,138,234	2,129,284
	Merck & Co. Inc.	13,974,148	1,819,434
	Amgen Inc.	3,053,644	1,176,142
	Abbott Laboratories	9,855,078	1,041,682
	Gilead Sciences Inc.	7,024,740	914,691
	Danaher Corp.	3,564,034	694,915
	Stryker Corp.	1,952,131	635,809
	Medtronic plc	7,264,159	620,287
	McKesson Corp.	680,107	582,301
	Elevance Health Inc. (XNYS)	1,201,951	451,741
	Cencora Inc.	1,100,813	342,727
	Cardinal Health Inc.	1,325,132	304,820
	Becton Dickinson & Co.	1,558,991	258,200
	Agilent Technologies Inc.	1,598,947	221,246
	Zoetis Inc.	2,371,968	183,329
	ResMed Inc.	820,726	173,157
	Quest Diagnostics Inc.	626,318	145,938
	West Pharmaceutical Services Inc.	399,720	136,289
	STERIS plc	554,901	126,739
	Ensign Group Inc.	327,932	58,424
	Chemed Corp.	75,100	39,972
	National HealthCare Corp.	70,684	15,977
	LeMaitre Vascular Inc.	118,907	12,048
			23,227,091
Industrials (11.9%)
	Caterpillar Inc. (XNYS)	2,606,004	2,123,398
	Union Pacific Corp.	3,359,190	981,320
	Eaton Corp. plc	2,196,975	912,184
	Lockheed Martin Corp.	1,147,972	668,969
	Automatic Data Processing Inc.	2,261,663	602,643
	General Dynamics Corp.	1,436,113	550,634
	CSX Corp.	10,513,241	529,867
	Cummins Inc.	780,738	495,144
	Emerson Electric Co.	3,169,015	474,782
	Waste Management Inc.	2,090,338	473,566
	Honeywell International Inc.	1,792,588	435,689
	Illinois Tool Works Inc.	1,481,291	425,056
	Northrop Grumman Corp.	755,404	409,792
	Cintas Corp.	1,924,123	393,733
*	Honeywell Aerospace Inc.	1,792,588	370,600

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Comfort Systems USA Inc.	198,842	343,935
	WW Grainger Inc.	245,756	339,689
	Fastenal Co.	6,495,538	309,902
	Rockwell Automation Inc.	629,584	302,251
	L3Harris Technologies Inc.	1,054,046	292,034
	Republic Services Inc.	1,131,494	238,236
	Sunbelt Rentals Holdings Inc.	2,321,210	166,941
	Xylem Inc.	1,344,847	157,307
	Dover Corp.	761,907	155,901
	Hubbell Inc.	298,981	141,284
	Veralto Corp.	1,389,581	130,857
	Expeditors International of Washington Inc.	740,010	124,240
	Snap-on Inc.	293,089	120,287
	RB Global Inc. (XTSE)	1,054,076	115,674
	JB Hunt Transport Services Inc.	421,496	114,542
	HEICO Corp. Class A	439,066	112,963
	Broadridge Financial Solutions Inc.	654,383	100,742
	ITT Inc.	505,819	99,130
	CH Robinson Worldwide Inc.	666,913	98,523
	IDEX Corp.	418,772	96,506
	Nordson Corp.	299,846	89,288
	BWX Technologies Inc.	518,356	87,447
	Carlisle Cos. Inc.	228,413	82,210
	Masco Corp.	1,141,390	81,587
[1]	HEICO Corp.	227,851	81,197
	Lincoln Electric Holdings Inc.	309,980	81,001
	Allegion plc	486,215	76,530
	Graco Inc.	939,038	74,541
	Lennox International Inc.	179,173	74,514
	Huntington Ingalls Industries Inc.	222,944	72,780
	Applied Industrial Technologies Inc.	209,124	72,192
	Owens Corning	455,622	63,286
	Donaldson Co. Inc.	655,274	61,753
	Watsco Inc.	198,052	61,258
	Pentair plc	914,357	59,836
	Advanced Drainage Systems Inc.	405,477	56,150
	Ryder System Inc.	218,912	56,133
	Watts Water Technologies Inc. Class A	155,452	53,754
	Toro Co.	548,441	50,385
	Oshkosh Corp.	352,777	50,239
	Timken Co.	357,809	49,217
	Tetra Tech Inc.	1,468,390	48,692
	Booz Allen Hamilton Holding Corp.	682,309	47,571
	Simpson Manufacturing Co. Inc.	232,758	43,698
	MSA Safety Inc.	205,312	39,065
	A O Smith Corp.	633,488	38,092
	Enpro Inc.	119,531	37,523
	GATX Corp.	200,857	35,927
*	Mobility Global Inc.	1,715,482	34,962
	Matson Inc.	171,227	34,689
	Landstar System Inc.	191,967	33,550
	UFP Industries Inc.	319,581	27,720
	Brady Corp. Class A	247,220	23,305
	Franklin Electric Co. Inc.	215,013	22,516
	Mueller Water Products Inc. Class A	885,430	22,348
	Kadant Inc.	66,821	20,547
	Standex International Corp.	68,557	20,327
	Griffon Corp.	218,035	18,788
	Exponent Inc.	274,562	18,355
	HNI Corp.	394,990	17,779
	McGrath RentCorp.	138,933	15,998
	ABM Industries Inc.	331,071	15,862
	Worthington Enterprises Inc.	175,507	9,865
	Alamo Group Inc.	61,255	9,744
	Gorman-Rupp Co.	118,006	9,581
	Tennant Co.	96,373	8,098
	Lindsay Corp.	58,807	6,517
	Apogee Enterprises Inc.	120,061	4,754
			15,509,492

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Information Technology (25.3%)
Broadcom Inc.	15,566,653	6,059,787
Apple Inc.	18,862,838	5,826,919
Microsoft Corp.	12,220,245	5,678,992
Cisco Systems Inc.	22,348,281	2,592,177
Lam Research Corp.	7,075,661	2,073,310
Texas Instruments Inc.	5,149,253	1,419,855
KLA Corp.	7,390,866	1,351,198
Oracle Corp.	9,600,785	1,246,854
International Business Machines Corp.	5,317,817	1,189,330
Amphenol Corp. Class A	6,960,596	1,118,568
Analog Devices Inc.	2,762,229	1,014,871
QUALCOMM Inc.	5,963,470	880,268
Accenture plc Class A	3,473,634	576,345
Intuit Inc.	1,564,701	494,555
Motorola Solutions Inc.	939,196	409,255
TE Connectivity plc	1,651,525	339,702
Microchip Technology Inc.	3,061,711	227,455
Roper Technologies Inc.	570,981	223,807
CDW Corp.	722,818	106,840
Littelfuse Inc.	143,088	63,263
Cognex Corp.	941,590	61,429
Avnet Inc.	464,084	41,229
Amdocs Ltd.	608,646	33,914
Badger Meter Inc.	165,165	22,190
Dolby Laboratories Inc. Class A	341,534	20,086
Power Integrations Inc.	315,298	19,142
		33,091,341
Materials (3.2%)
Linde plc	2,615,941	1,251,414
Sherwin-Williams Co.	1,297,768	442,344
Ecolab Inc.	1,433,122	397,878
Air Products & Chemicals Inc.	1,259,923	371,539
Nucor Corp.	1,288,546	331,530
Vulcan Materials Co.	734,152	197,171
Steel Dynamics Inc.	766,991	192,714
Martin Marietta Materials Inc.	339,743	178,413
PPG Industries Inc.	1,261,170	139,385
Reliance Inc.	288,829	117,294
Royal Gold Inc.	460,965	91,432
Albemarle Corp.	667,262	78,497
RPM International Inc.	722,111	77,316
Avery Dennison Corp.	432,775	73,455
Solstice Advanced Materials Inc.	898,510	54,063
AptarGroup Inc.	361,094	48,372
Balchem Corp.	181,797	30,461
Cabot Corp.	292,091	25,710
Materion Corp.	117,694	24,815
Silgan Holdings Inc.	496,353	19,844
Avient Corp.	519,005	18,850
HB Fuller Co.	308,371	17,053
Hawkins Inc.	118,034	15,112
Westlake Corp.	188,422	13,284
Quaker Chemical Corp.	77,600	12,456
Innospec Inc.	139,314	11,978
Stepan Co.	122,050	7,828
		4,240,208
Utilities (2.9%)
NextEra Energy Inc.	11,798,735	1,025,546
American Electric Power Co. Inc.	3,078,512	393,588
Sempra	3,698,536	327,505
Entergy Corp.	2,590,686	278,810
Xcel Energy Inc.	3,532,066	276,208
Public Service Enterprise Group Inc.	2,819,470	216,197
Ameren Corp.	1,565,855	171,633
DTE Energy Co.	1,177,011	166,983
Atmos Energy Corp.	944,417	163,176
American Water Works Co. Inc.	1,104,881	148,242
CMS Energy Corp.	1,747,845	125,827

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	NiSource Inc.	2,712,618	120,522
	Alliant Energy Corp.	1,461,303	103,431
	Essential Utilities Inc.	1,604,755	63,949
	IDACORP Inc.	313,490	44,801
	National Fuel Gas Co.	537,705	44,258
	TXNM Energy Inc.	563,742	32,652
	Otter Tail Corp.	237,579	21,007
	American States Water Co.	221,795	18,995
	Chesapeake Utilities Corp.	135,851	18,038
	MGE Energy Inc.	213,626	16,990
	California Water Service Group	338,733	16,974
	H2O America	222,451	13,643
	Middlesex Water Co.	105,361	6,037
	York Water Co.	91,703	2,840
			3,817,852
Total Common Stocks (Cost $77,778,461)			130,407,201
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.718% (Cost $394,859)	3,949,257	394,886
Total Investments (99.9%) (Cost $78,173,320)			130,802,087
Other Assets and Liabilities—Net (0.1%)			97,778
Net Assets (100%)			130,899,865
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,721.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,892 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	262	98,502	(547)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	2/1/2027	CITNA	10,221	(4.130)	—	(186)
Goldman Sachs Group Inc.	8/31/2027	BANA	85,092	(4.445)	—	(2,486)
Kroger Co.	2/1/2027	GSI	56,560	(3.630)	1,089	—
Raymond James Financial Inc.	2/1/2027	CITNA	8,143	(4.183)	375	—
Visa Inc. Class A	8/31/2026	BANA	233,832	(3.620)	2,181	—
					3,645	(2,672)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,356 and cash of $440 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of July 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $77,778,461)	130,407,201
Affiliated Issuers (Cost $394,859)	394,886
Total Investments in Securities	130,802,087
Investment in Vanguard	2,771
Cash	73
Cash Collateral Pledged—Futures Contracts	5,580
Receivables for Accrued Income	101,592
Receivables for Capital Shares Issued	4,947
Variation Margin Receivable—Futures Contracts	521
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,645
Other Assets	20
Total Assets	130,921,236
Liabilities
Payables for Investment Securities Purchased	1,771
Collateral for Securities on Loan	7,892
Payables for Capital Shares Redeemed	6,492
Payables to Vanguard	2,544
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,672
Total Liabilities	21,371
Net Assets	130,899,865
1 Includes $7,721 of securities on loan.
At July 31, 2026, net assets consisted of:

Paid-in Capital	80,311,266
Total Distributable Earnings (Loss)	50,588,599
Net Assets	130,899,865

ETF Shares—Net Assets
Applicable to 465,695,866 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	111,359,571
Net Asset Value Per Share—ETF Shares	$239.13

Admiral™ Shares—Net Assets
Applicable to 301,114,889 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,540,294
Net Asset Value Per Share—Admiral Shares	$64.89

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended July 31, 2026
($000)
Investment Income
Income
Dividends[1]	1,027,476
Interest[2]	12,519
Securities Lending—Net	12
Total Income	1,040,007
Expenses
The Vanguard Group—Note C
Investment Advisory Services	348
Management and Administrative—ETF Shares	18,097
Management and Administrative—Admiral Shares	5,946
Marketing and Distribution—ETF Shares	1,526
Marketing and Distribution—Admiral Shares	398
Custodian Fees	184
Shareholders’ Reports—ETF Shares	812
Shareholders’ Reports—Admiral Shares	105
Trustees’ Fees and Expenses	30
Other Expenses	72
Total Expenses	27,518
Net Investment Income	1,012,489
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,286,712
Futures Contracts	2,140
Swap Contracts	45,788
Realized Net Gain (Loss)	2,334,640
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,866,769
Futures Contracts	(1,218)
Swap Contracts	1,519
Change in Unrealized Appreciation (Depreciation)	5,867,070
Net Increase (Decrease) in Net Assets Resulting from Operations	9,214,199

1	Dividends are net of foreign withholding taxes of $96.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,313, ($55), and ($23), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $2,800,484 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,012,489	1,897,675
Realized Net Gain (Loss)	2,334,640	2,891,280
Change in Unrealized Appreciation (Depreciation)	5,867,070	8,903,547
Net Increase (Decrease) in Net Assets Resulting from Operations	9,214,199	13,692,502
Distributions
ETF Shares	(848,825)	(1,611,638)
Admiral Shares	(147,622)	(284,573)
Total Distributions	(996,447)	(1,896,211)
Capital Share Transactions
ETF Shares	1,302,849	3,637,560
Admiral Shares	(134,296)	352,495
Net Increase (Decrease) from Capital Share Transactions	1,168,553	3,990,055
Total Increase (Decrease)	9,386,305	15,786,346
Net Assets
Beginning of Period	121,513,560	105,727,214
End of Period	130,899,865	121,513,560

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$224.01	$202.26	$172.53	$156.26	$162.69	$137.11
Investment Operations
Net Investment Income[1]	1.863	3.560	3.381	3.185	2.982	2.736
Net Realized and Unrealized Gain (Loss) on Investments	15.089	21.748	29.728	16.293	(6.439)	25.504
Total from Investment Operations	16.952	25.308	33.109	19.478	(3.457)	28.240
Distributions
Dividends from Net Investment Income	(1.832)	(3.558)	(3.379)	(3.208)	(2.973)	(2.660)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.832)	(3.558)	(3.379)	(3.208)	(2.973)	(2.660)
Net Asset Value, End of Period	$239.13	$224.01	$202.26	$172.53	$156.26	$162.69
Total Return	7.63%	12.66%	19.34%	12.66%	-2.02%	20.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$111,360	$103,085	$89,405	$73,991	$66,062	$65,589
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.06%[2]	0.06%[2]	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.72%	1.78%	1.99%	1.96%	1.74%
Portfolio Turnover Rate[3]	4%	8%	11%	13%	12%	26%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2026	Year Ended January 31,
		2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$60.79	$54.89	$46.82	$42.41	$44.15	$37.21
Investment Operations
Net Investment Income[1]	.497	.955	.907	.856	.801	.734
Net Realized and Unrealized Gain (Loss) on Investments	4.091	5.900	8.070	4.416	(1.743)	6.920
Total from Investment Operations	4.588	6.855	8.977	5.272	(.942)	7.654
Distributions
Dividends from Net Investment Income	(.488)	(.955)	(.907)	(.862)	(.798)	(.714)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.488)	(.955)	(.907)	(.862)	(.798)	(.714)
Net Asset Value, End of Period	$64.89	$60.79	$54.89	$46.82	$42.41	$44.15
Total Return[2]	7.61%	12.63%	19.32%	12.64%	-2.02%	20.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,540	$18,428	$16,322	$13,962	$12,471	$12,903
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[3]	0.08%[3]	0.08%[3]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.70%	1.77%	1.97%	1.94%	1.72%
Portfolio Turnover Rate[4]	4%	8%	11%	13%	12%	26%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Dividend Appreciation Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2026, the fund had contributed to Vanguard capital in the amount of $2,771,000, representing less than 0.01% of the fund’s net assets and 1.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	130,407,201	—	—	130,407,201
Temporary Cash Investments	394,886	—	—	394,886
Total	130,802,087	—	—	130,802,087

Derivative Financial Instruments
Assets
Swap Contracts	—	3,645	—	3,645
Liabilities
Futures Contracts[1]	(547)	—	—	(547)
Swap Contracts	—	(2,672)	—	(2,672)
Total	(547)	(2,672)	—	(3,219)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of July 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	78,264,527
Gross Unrealized Appreciation	54,103,034
Gross Unrealized Depreciation	(1,566,021)
Net Unrealized Appreciation (Depreciation)	52,537,013
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2026, the fund had available capital losses totaling $4,465,404,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2027; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended July 31, 2026, the fund purchased $4,682,955,000 of investment securities and sold $4,350,510,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,246,671,000 and $4,141,098,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2026, such purchases were $594,678,000 and sales were $578,460,000, resulting in net realized loss of $69,783,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2026		Year Ended January 31, 2026
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,542,414	24,694	11,071,909	54,943
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,239,565)	(19,175)	(7,434,349)	(36,800)
Net Increase (Decrease)—ETF Shares	1,302,849	5,519	3,637,560	18,143
Admiral Shares
Issued	1,040,304	16,850	2,704,097	47,722
Issued in Lieu of Cash Distributions	123,018	2,032	239,326	4,241
Redeemed	(1,297,618)	(20,901)	(2,590,928)	(46,202)
Net Increase (Decrease)—Admiral Shares	(134,296)	(2,019)	352,495	5,761
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Dividend Appreciation Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6022 092026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Dividend Appreciation Index Fund

A majority of independent trustees of the board of Vanguard Dividend Appreciation Index Fund (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangement – Energy Opportunities Fund

A majority of independent trustees of the board of Vanguard Energy Opportunities Fund (Trustees) has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The Trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the Trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed their focus to relevant information and topics.

The Trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the Trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the Trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, the company’s internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.

The Trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The Trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Trustees Approve Advisory Arrangement – Health Care Fund

A majority of independent trustees of the board of Vanguard Health Care Fund (Trustees) has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The Trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the Trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed their focus to relevant information and topics.

The Trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the Trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the Trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.

The Trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The Trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 21, 2026

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 21, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.